Carrying Amounts and Fair Value of Financial Instruments (Summary of the carrying value and estimated fair value of financial instruments) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Assets:
Cash and Cash Equivalents, at Carrying Value	$ 12,536,311	$ 12,705,910	$ 10,319,624	$ 9,374,549
Cash and Cash Equivalents	12,536,311	12,706,000
Certificates of Deposit with Other Banks	950,005	1,200,010
Certificates of Deposits with Other Banks	950,000	1,200,000
Investments	433,891,775	409,738,850
Investment and Mortgage-Backed Securities	434,451,000	409,350,000
Financing Receivable, after Allowance for Credit Loss	452,858,735	430,053,517
Loans Receivable, Net	450,796,000	421,379,000
Federal Home Loan Bank (FHLB) Stock, at Cost	2,536,500	2,204,000
FHLB Stock	2,537,000	2,204,000
Financial Liabilities:
Checking, Savings, And Money Market Accounts	541,954,000	529,043,000
Time Deposits	229,453,234	238,453,693
Certificate Accounts	229,363,000	236,103,000
Advances from Federal Home Loan Banks	38,138,000	34,030,000
Advances From FHLB	38,233,000	33,771,000
Other Borrowed Money	11,580,000	10,698,000
Subordinated Debt Obligations, Fair Value Disclosure	5,155,000	5,155,000
Senior Convertible Debentures	6,044,000	6,064,000
Fair Value, Inputs, Level 1
Financial Assets:
Cash and Cash Equivalents	12,536,311	12,706,000
Certificates of Deposits with Other Banks	0	0
Investment and Mortgage-Backed Securities	0	0
Loans Receivable, Net	0	0
FHLB Stock	2,537,000	2,204,000
Financial Liabilities:
Checking, Savings, And Money Market Accounts	541,954,000	529,043,000
Certificate Accounts	0	0
Advances From FHLB	0	0
Other Borrowed Money	11,580,000	10,698,000
Subordinated Debt Obligations, Fair Value Disclosure	0	0
Senior Convertible Debentures	0	0
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Cash and Cash Equivalents	0	0
Certificates of Deposits with Other Banks	950,000	1,200,000
Investment and Mortgage-Backed Securities	434,451,000	409,350,000
Loans Receivable, Net	0	0
FHLB Stock	0	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0	0
Certificate Accounts	229,363,000	236,103,000
Advances From FHLB	38,233,000	33,771,000
Other Borrowed Money	0	0
Subordinated Debt Obligations, Fair Value Disclosure	5,155,000	5,155,000
Senior Convertible Debentures	6,044,000	6,064,000
Fair Value, Inputs, Level 3
Financial Assets:
Cash and Cash Equivalents	0	0
Certificates of Deposits with Other Banks	0	0
Investment and Mortgage-Backed Securities	0	0
Loans Receivable, Net	450,796,000	421,379,000
FHLB Stock	0	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0	0
Certificate Accounts	0	0
Advances From FHLB	0	0
Other Borrowed Money	0	0
Subordinated Debt Obligations, Fair Value Disclosure	0	0
Senior Convertible Debentures	$ 0	$ 0